Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares	Additional paid in capital	Currency translation reserve	Accumulated deficit	Total
Balance at Dec. 31, 2019	$ 1,151	$ 37,104	$ (1,300)	$ (25,673)	$ 11,282
Balance (in Shares) at Dec. 31, 2019	10,334,126
Issuance of shares and warrants for cash consideration	$ 382	24,085			24,467
Issuance of shares and warrants for cash consideration (in Shares)	3,286,416
Exercise of options	$ 4	97			101
Exercise of options (in Shares)	37,746
Exercise of warrants	$ 109	8,405			8,514
Exercise of warrants (in Shares)	929,646
Stock based compensation		670			670
Other comprehensive loss			2,277		2,277
Net loss				(11,824)	(11,824)
Balance at Dec. 31, 2020	$ 1,646	70,361	977	(37,497)	35,487
Balance (in Shares) at Dec. 31, 2020	14,587,934
Issuance of shares and warrants for cash consideration	$ 352	52,822			53,174
Issuance of shares and warrants for cash consideration (in Shares)	2,848,629
Exercise of options	$ 5	101			106
Exercise of options (in Shares)	39,131
Exercise of warrants	$ 104	7,598			7,702
Exercise of warrants (in Shares)	855,813
Stock based compensation		2,914			2,914
Other comprehensive loss			124		124
Net loss				(14,468)	(14,468)
Balance at Dec. 31, 2021	$ 2,107	133,796	1,101	(51,965)	85,039
Balance (in Shares) at Dec. 31, 2021	18,331,507
Exercise of options	$ 3	147			150
Exercise of options (in Shares)	22,875
Exercise of warrants
Exercise of warrants (in Shares)
Restricted stock units vested	$ 7	(7)
Restricted stock units vested (in Shares)	67,470
Stock based compensation		2,712			2,712
Net loss				(31,060)	(31,060)
Balance at Dec. 31, 2022	$ 2,117	$ 136,648	$ 1,101	$ (83,025)	$ 56,841
Balance (in Shares) at Dec. 31, 2022	18,421,852